Note 13 - Share Capital (Details Textual) $ / shares in Units, $ / shares in Units, $ in Millions								12 Months Ended
	Oct. 07, 2021 CAD ($) $ / shares shares	Sep. 29, 2021 CAD ($) $ / shares shares	Sep. 29, 2021 USD ($) shares	Sep. 29, 2021 CAD ($) $ / shares	Sep. 21, 2021 CAD ($) $ / shares shares	Sep. 21, 2021 USD ($) shares	Apr. 30, 2021 CAD ($) $ / shares shares	Oct. 31, 2021 CAD ($) $ / shares	Oct. 31, 2020 CAD ($)	Sep. 29, 2021 $ / shares	Sep. 21, 2021 $ / shares
Statement Line Items [Line Items]
Number of shares issued for offering (in shares) | shares		825,000	825,000		5,500,000	5,500,000
Shares issued, price per share (in dollars per share) | (per share)		$ 12.68		$ 12.68	$ 12.80					$ 10.00	$ 10.00
Proceeds from issue of ordinary shares		$ 8,300,000	$ 8.3	$ 73,200,000	$ 55,000,000.0	$ 55.0		$ 73,226,000	$ 0
Overallotment shares, percent of shares issued in offering		15.00%		15.00%						15.00%
Issue of equity | $				$ 75,100,000
Payments for share issue costs | $				$ 5,400,000			$ 1,100,000
Shares cancelled during period (in shares) | shares	7,477
Reduction of issued capital | $	$ 39,000
Shares cancelled, price per share (in CAD per share)	$ 5.24
Payments for redemption of preference shares | $							$ 16,800,000
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in CAD per share)								$ 0
Floor price per share (in CAD per share)								0.75
Series 1 preferred shares [member]
Statement Line Items [Line Items]
Par value per share (in CAD per share)								10.00
Dividends paid, other shares per share (in CAD per share)								$ 0.6772
Dividend, annual yield								6.772%
Dividends rate, period for reset (Year)								5 years
Dividend rate, adjustment								5.43%
Preferred shares, period for mandatory redemption (Year)								5 years
Series 2 preferred shares [member]
Statement Line Items [Line Items]
Dividend rate, adjustment								5.43%
Series 1 and 2 preferred shares [member]
Statement Line Items [Line Items]
Preference shares, conversion price (in CAD per share)								$ 10.00
Series 3 preferred shares [member]
Statement Line Items [Line Items]
Preference shares, conversion price (in CAD per share)							$ 10.00
Number of shares outstanding at end of period (in shares) | shares							1,681,320
Payments for redemption of preference shares | $							$ 16,800,000
Share issue related cost | $							$ 1,100,000